Description of Business (Details)	12 Months Ended
Dec. 31, 2019 state location
Number of states the company operates in	20
Number of states that entity operates in which have introduced legislation	2
Number of states that entity does not operate in which have introduced legislation	1
Number of state that currently enjoy positive legal opinions	2
IOWA
Number of locations in which the company has retail sportsbooks | location	3